NON-CONTROLLING INTERESTS (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Notes and other explanatory information [abstract]
Balance, beginning of period	$ 983,717	$ 1,013,324	$ 2,006,479	$ 2,033,986	$ (33,383)
Canopy buyout of 13% minority interest and acquisition of an additional 20% of Golden Harvests		(570,995)
Distributions to Golden Harvest minority interest		(360,000)
Non-controlling interest share of Golden Harvests	29,607	233,532
Acquisition of 43.48% of West New York		650,000
Non-controlling interest share of West New York		37,446
Non-controlling interest's 13% share of GR Michigan, LLC					5,743
Non-controlling interest's 100% share of Canopy Management, LLC	29,607		(129,279)	(27,507)	2,065,718
Acquisition of 87% share of Canopy Management, LLC			(893,483)
Balance, end of period	$ 1,013,324	$ 1,003,307	$ 983,717	$ 2,006,479	$ 2,033,986